Initial Public Offering (Details) - GRAF INDUSTRIAL CORP.				1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 18, 2020 shares	Oct. 25, 2018 shares	Oct. 18, 2018 shares	Oct. 25, 2018 shares	Oct. 18, 2018 shares	Jun. 30, 2020 USD ($) item $ / shares shares	Dec. 31, 2019 USD ($) item $ / shares shares
Stock Issued During Period, Shares, New Issues	28,895,338
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 11.50	$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						0.5	0.5
IPO
Stock Issued During Period, Shares, New Issues			22,500,000		22,500,000	24,376,512	24,376,512
Shares Issued, Price Per Share | $ / shares						$ 10.00	$ 10.00
Number of Shares of Common Stock per Unit | $						$ 1	$ 1
Number of Redeemable Warrants per Unit | item						1	1
Over-Allotment Option
Stock Issued During Period, Shares, New Issues		1,876,512		1,876,512		1,876,512	1,876,512